Goodwill and Other Acquired Intangible Assets - Schedule of Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jan. 17, 2014	Dec. 31, 2012
Goodwill And Other Intangibles [Line Items]
Balance, December 31, 2012	$ 401,872	$ 8,600	$ 401,872
Goodwill acquired during the year	115,654
Balance, December 31, 2013	517,526	8,600	401,872
IBERIABANK [Member]
Goodwill And Other Intangibles [Line Items]
Balance, December 31, 2012	373,905		373,905
Goodwill acquired during the year	115,278
Balance, December 31, 2013	489,183		373,905
IMC [Member]
Goodwill And Other Intangibles [Line Items]
Balance, December 31, 2012	23,178		23,178
Goodwill acquired during the year
Balance, December 31, 2013	23,178		23,178
LTC [Member]
Goodwill And Other Intangibles [Line Items]
Balance, December 31, 2012	4,789		4,789
Goodwill acquired during the year	376
Balance, December 31, 2013	$ 5,165		$ 4,789